Segment Information - Summary of Information About Geographical Areas (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 30,003	$ 29,316
Republic of Ireland [member]
Disclosure of geographical areas [line items]
Non-current assets	544	603
United Kingdom [member]
Disclosure of geographical areas [line items]
Non-current assets	2,595	2,594
United States [member]
Disclosure of geographical areas [line items]
Non-current assets	17,304	15,990
Other [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 9,560	$ 10,129